Shareholders’ Equity - Schedule of Company’s Activities and Status of the Representative’s Warrants (Details)	12 Months Ended
Mar. 31, 2026 USD ($) shares
Schedule of Company’s Activities and Status of the Representative’s Warrants [Abstract]
Number of Warrant, Outstanding at beginning
Weighted Average Exercise Price, Outstanding at beginning
Weighted Average Remaining Term (Years), Outstanding at beginning
Number of Warrant, Issued	3,750
Weighted Average Exercise Price, Issued	76.8
Weighted Average Remaining Term (Years), Issued	5 years
Number of Warrant, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Weighted Average Remaining Term (Years), Forfeited or expired | $
Number of Warrant, Outstanding at ending	3,750
Weighted Average Exercise Price, Outstanding at ending	76.8
Weighted Average Remaining Term (Years), Outstanding at ending	4 years 6 months